Basis of presentation (Policies)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of IFRS compliance
The Consolidated Financial Statements, together with notes thereto of FCA, at December 31, 2017 were authorized for issuance by the Board of Directors on February 20, 2018 and have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as well as IFRS as adopted by the European Union. There is no effect on these consolidated financial statements resulting from differences between IFRS as issued by the IASB and IFRS as adopted by the European Union. The designation “IFRS” also includes International Accounting Standards (“IAS”) as well as all interpretations of the IFRS Interpretations Committee (“IFRIC”).

Basis of presentation
Basis of Preparation
The Consolidated Financial Statements are prepared under the historical cost method, modified as required for the measurement of certain financial instruments, as well as on a going concern basis. In this respect, the Group’s assessment is that no material uncertainties (as defined in IAS 1- Presentation of Financial Statements) exist about its ability to continue as a going concern.
For presentation of the Consolidated Income Statement, the Group uses a classification based on the function of expenses, rather than based on their nature, as it is more representative of the format used for internal reporting and management purposes and is consistent with international practice in the automotive sector.

Subsidiaries
Subsidiaries
Subsidiaries are entities over which the Group has control. Control is achieved when the Group has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date which control is achieved by the Group. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
The Group recognizes a non-controlling interest in the acquiree on a transaction-by-transaction basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of Other comprehensive income/(loss) are attributed to Equity attributable to owners of the parent and to Non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to Equity attributable to the owners of the parent and to the non-controlling interest even if this results in a deficit balance in Non-controlling interests.
Changes in the Group’s ownership interests in a subsidiary that do not result in the Group losing control over the subsidiary are accounted for as equity transactions. The carrying amounts of the Equity attributable to owners of the parent and Non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the carrying amount of the non-controlling interests and the fair value of the consideration paid or received in the transaction is recognized directly in the Equity attributable to the owners of the parent.
Subsidiaries are deconsolidated from the date which control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.
All intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the Consolidated Financial Statements.

Interest in joint ventures and associates
Interests in Joint Ventures and Associates
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies.
Joint ventures and associates are accounted for using the equity method of accounting from the date joint control and significant influence is obtained. On acquisition of the investment, any excess of the cost of the investment and the Group’s share of the net fair value of the investee’s identifiable assets and liabilities is recognized as goodwill and is included in the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the Group’s share of the investee’s profit/(loss) in the acquisition period.
Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the Consolidated Income Statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in Other comprehensive income/(loss) are recognized in Other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.
Unrealized gains on transactions between the Group and its joint ventures and associates are eliminated to the extent of the Group’s interest in the joint venture or associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.
When the Group’s share of the losses of a joint venture or associate exceeds the Group’s interest in that joint venture or associate, the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture or associate.
The Group discontinues the use of the equity method from the date the investment ceases to be an associate or a joint venture, or when it is classified as available-for-sale.

Interests in joint operations
Interests in Joint Operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
When the Group undertakes its activities under joint operations, it recognizes its related interest in the joint operation including: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation and (v) its expenses, including its share of any expenses incurred jointly.

Assets held for sale, Assets held for distribution and Discontinued Operations
Assets held for sale, Assets held for distribution and Discontinued Operations
Pursuant to IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations, non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such asset or disposal group and the sale is highly probable, with the sale expected to be completed within one year from the date of classification.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are presented separately in the Consolidated Statement of Financial Position. Non-current assets and disposal groups are not classified as held for sale within the comparative period presented for the Consolidated Statement of Financial Position.
A discontinued operation is a component of the Group that either has been disposed of or is classified as held for sale and (i) represents either a separate major line of business or a geographical area of operations, (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or (iii) is a subsidiary acquired exclusively with a view to resell and the disposal involves loss of control.
Classification as a discontinued operation occurs upon disposal or when the asset or disposal group meets the criteria to be classified as held for sale, if earlier. When the asset or disposal group is classified as a discontinued operation, the comparative information is reclassified within the Consolidated Income Statement as if the asset or disposal group had been discontinued from the start of the earliest comparative period presented.
The classification, presentation and measurement requirements of IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations also apply to an asset or disposal group that is classified as held for distribution to owners, whereby there must be commitment to the distribution, the asset or disposal group must be available for immediate distribution and the distribution must be highly probable.

Functional currency
Foreign currency
The functional currency of the Group’s entities is the currency of their respective primary economic environment. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the Consolidated Statement of Financial Position. Exchange differences arising on the settlement of monetary items, or on reporting monetary items at rates different from those initially recorded, are recognized in the Consolidated Income Statement.
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates at the date of the Consolidated Statement of Financial Position. Income and expenses are translated into Euro at the average exchange rate for the period. Translation differences resulting from the application of this method are classified within Other comprehensive income/(loss) until the disposal of the subsidiary. Average exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the Consolidated Statement of Cash Flows.

Foreign currency translation
Foreign currency
The functional currency of the Group’s entities is the currency of their respective primary economic environment. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the Consolidated Statement of Financial Position. Exchange differences arising on the settlement of monetary items, or on reporting monetary items at rates different from those initially recorded, are recognized in the Consolidated Income Statement.
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates at the date of the Consolidated Statement of Financial Position. Income and expenses are translated into Euro at the average exchange rate for the period. Translation differences resulting from the application of this method are classified within Other comprehensive income/(loss) until the disposal of the subsidiary. Average exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the Consolidated Statement of Cash Flows.

Intangible assets
Intangible assets
Goodwill
Goodwill represents the excess of the fair value of consideration paid over the fair value of net tangible and identifiable intangible assets acquired in a business combination. Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. After initial recognition, Goodwill is measured at cost less any accumulated impairment losses.
Intangible assets with indefinite useful lives
Intangible assets with indefinite useful lives consist principally of brands which have no legal, contractual, competitive, economic, or other factors that limit their useful lives. Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired.
Development expenditures
Development expenditures for vehicle production and related components, engines and production systems are recognized as an asset if both of the following conditions within IAS 38 – Intangible assets are met: (i) that development expenditure can be measured reliably and (ii) that the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits. Capitalized development expenditures include all direct and indirect costs that may be directly attributed to the development process. All other development expenditures are expensed as incurred.
Capitalized development expenditures are amortized on a straight-line basis from the beginning of production over the expected life cycle of the models (generally 5-6 years) or powertrains developed (generally 10-12 years).

Property, plant and equipment
Property, plant and equipment
Cost
Property, plant and equipment is initially recognized at cost and includes the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost. Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is recognized in the Consolidated Income Statement.
Assets held under finance leases, which provide the Group with substantially all the risks and rewards of ownership, are recognized as assets of the Group at their fair value or at the present value of the minimum lease payments, if lower. The corresponding liability to the lessor is included in the Consolidated Statement of Financial Position within Debt.
Depreciation
During years ended December 31, 2017, 2016 and 2015, assets were depreciated on a straight-line basis over their estimated useful lives using the following rates:

Depreciation rates
Buildings	3% - 8%
Plant, machinery and equipment	3% - 33%
Other assets	5% - 33%

Leases under which the lessor retains substantially all the risks and rewards of ownership of the leased assets are classified as operating leases. Operating lease expenditures are expensed on a straight-line basis over the respective lease term.

Borrowing costs
Borrowing Costs
Borrowing costs that are directly attributable to the acquisition, construction or production of property, plant or equipment or an intangible asset that is deemed to be a qualifying asset as defined in IAS 23 - Borrowing Costs are capitalized. The amount of borrowing costs eligible for capitalization corresponds to the actual borrowing costs incurred during the period, less any investment income on the temporary investment of any borrowed funds not yet used.

Impairment of long-lived assets
Impairment of long-lived assets
At the end of each reporting period, the Group assesses whether there is any indication that its finite-lived intangible assets (including capitalized development expenditures) and its property, plant and equipment may be impaired.
If indications of impairment are present, the carrying amount of the asset is reduced to its recoverable amount which is the higher of fair value less costs of disposal and its value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount.
When an impairment loss for assets no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the Consolidated Income Statement.

Financial assets and liabilities
Financial assets and liabilities
Financial assets, as defined in IAS 39 – Financial Instruments: Recognition and Measurement, primarily include trade receivables, receivables from financing activities, securities that represent temporary investments of available funds and do not satisfy the requirements for being classified as cash equivalents (which include available-for-sale, held-for-trading and held-to-maturity securities), investments in other companies, derivative financial instruments, as well as Cash and cash equivalents.
Cash and cash equivalents include cash at banks, units in money market funds and other money market securities, primarily comprised of commercial paper and certificates of deposit that are readily convertible into cash, with original maturities of three months or less at the date of purchase. Cash and cash equivalents are subject to an insignificant risk of changes in value, and consist of balances across various primary national and international money market instruments. Money market funds consist of investments in high quality, short-term, diversified financial instruments which can generally be liquidated on demand.
Financial liabilities primarily consist of Debt, Derivative financial instruments, Trade payables and Other liabilities.
Measurement
Financial assets are recognized on the basis of the settlement date and, on initial recognition, are measured at acquisition cost, including transaction costs. Subsequent to initial recognition, available-for-sale and held-for-trading securities are measured at fair value. When market prices are not directly available, the fair value of available-for-sale and held-for trading securities is measured using appropriate valuation techniques (e.g. discounted cash flow analysis based on market information available at the balance sheet date).
Gains and losses on available-for-sale securities are recognized in Other comprehensive income/(loss) until the financial asset is disposed of or is impaired. When the asset is disposed of, the cumulative gains or losses, including those previously recognized in Other comprehensive income/(loss), are reclassified to the Consolidated Income Statement during the period and are recognized within Net financial expenses. Gains and losses arising from changes in the fair value of held-for-trading securities are recognized in the Consolidated Income Statement. When the asset is impaired, the losses are recognized in the Consolidated Income Statement.
Loans and receivables which are not held by the Group for trading (loans and receivables originating in the ordinary course of business) and held-to-maturity securities are measured, to the extent that they have a fixed term, at amortized cost, using the effective interest method. When these financial assets do not have a fixed term, they are measured at acquisition cost. Receivables with maturities of over one year which bear no interest, or have an interest rate significantly lower than market rates, are discounted using market rates. Assessments are made regularly as to whether there is any objective evidence that the asset or group of assets may be impaired. If any such evidence exists, the impairment loss is recognized in the Consolidated Income Statement.
Investments in other companies are measured at fair value. Equity investments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured are measured at cost, less any impairment losses. For investments classified as available-for-sale, gains or losses arising from changes in fair value are recognized in Other comprehensive income/(loss) until the assets are sold or are impaired, at which time, the cumulative Other comprehensive income/(loss) is recognized in the Consolidated Income Statement. Gains and losses arising from changes in the fair value of held-for-trading investments are recognized in the Consolidated Income Statement. Investments in other companies for which fair value is not available are stated at cost less any impairment losses. Dividends received are included in Other income from investments.
Except for derivative financial instruments, which are described in more detail below, financial liabilities are measured at amortized cost using the effective interest method.
Derivative financial instruments
Derivative financial instruments are used for economic hedging purposes in order to reduce currency, interest rate and market price risks (primarily related to commodities and securities). In accordance with IAS 39 - Financial Instruments: Recognition and Measurement, derivative financial instruments are recognized on the basis of the settlement date and, on initial recognition, are measured at acquisition cost, including transaction costs. Subsequent to initial recognition, all derivative financial instruments are measured at fair value. Furthermore, derivative financial instruments qualify for hedge accounting only when there is formal designation and documentation of the hedging relationship at inception of the hedge, the hedge is expected to be highly effective, its effectiveness can be reliably measured and it is highly effective throughout the financial reporting periods for which it is designated.
When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:

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Fair value hedges – Where a derivative financial instrument is designated as a hedge of the exposure to changes in fair value of a recognized asset or liability that is attributable to a particular risk and could affect the Consolidated Income Statement, the gain or loss from remeasuring the hedging instrument at fair value is recognized in the Consolidated Income Statement. The gain or loss on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in the Consolidated Income Statement.

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Cash flow hedges – Where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the Consolidated Income Statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in Other comprehensive income/(loss). The cumulative gain or loss is reclassified from Other comprehensive income/(loss) to the Consolidated Income Statement at the same time as the economic effect arising from the hedged item that affects the Consolidated Income Statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the Consolidated Income Statement immediately. When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains in Other comprehensive income/(loss) and is recognized in the Consolidated Income Statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in Other comprehensive income/(loss) is recognized in the Consolidated Income Statement immediately.

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Hedges of a net investment – If a derivative financial instrument is designated as a hedging instrument for a net investment in a foreign operation, the effective portion of the gain or loss on the derivative financial instrument is recognized in Other comprehensive income/(loss). The cumulative gain or loss is reclassified from Other comprehensive income/(loss) to the Consolidated Income Statement upon disposal of the foreign operation.

If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately in the Consolidated Income Statement.

Transfers of financial assets
Transfers of financial assets
The Group derecognizes financial assets when the contractual rights to the cash flows arising from the asset are no longer held or if it transfers substantially all the risks and rewards of ownership of the financial asset. On derecognition of financial assets, the difference between the carrying amount of the asset and the consideration received or receivable for the transfer of the asset is recognized in the Consolidated Income Statement.
The Group transfers certain of its financial, trade and tax receivables, mainly through factoring transactions. Factoring transactions may be either with recourse or without recourse. Certain transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables) requiring first loss cover, whereby the transferor has priority participation in the losses, or requires a significant exposure to the variability of cash flows arising from the transferred receivables to be retained. These types of transactions do not meet the requirements of IAS 39 – Financial Instruments: Recognition and Measurement, for the derecognition of the assets since the risks and rewards connected with ownership of the financial asset are not transferred, and accordingly the Group continues to recognize these receivables within the Consolidated Statement of Financial Position and recognizes a financial liability for the same amount under Asset-backed financing, which is included within Debt. The gains and losses arising from the transfer of these receivables are recorded only when they are derecognized.

Inventories
Inventories
Inventories of raw materials, semi-finished products and finished goods are stated at the lower of cost and net realizable value, with cost being determined on a first-in, first-out (“FIFO”) basis. The measurement of Inventories includes the direct cost of materials and labor as well as indirect costs (variable and fixed). A provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs for sale and distribution.
The measurement of production systems construction contracts is based on the stage of completion determined as the proportion of cost incurred at the balance sheet date over the estimated total contract cost. These items are presented net of progress billings received from customers. Any losses on such contracts are recorded in the Consolidated Income Statement when they are known.

Employee benefits
Employee benefits
Defined contribution plans
Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans
The Group’s net obligations are determined separately for each plan by estimating the present value of future benefits that employees have earned and deducting the fair value of any plan assets. The present value of defined benefit obligations are measured using actuarial techniques and actuarial assumptions that are unbiased, mutually compatible and attribute benefits to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method. Plan assets are recognized and measured at fair value.
When the net obligation is a potential asset, the recognized amount is limited to the present value of any economic benefits available in the form of future refunds or reductions in future contributions to the plan (asset ceiling).
The components of the defined benefit cost are recognized as follows:

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Service cost is recognized in the Consolidated Income Statement by function and is presented in the relevant line items (Cost of revenues, Selling, general and other costs and Research and development costs);

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Net interest on the defined benefit liability or asset is recognized in the Consolidated Income Statement within Net financial expenses and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and

•
Re-measurement components of the net obligations, which comprise actuarial gains and losses, the return on plan assets (excluding interest income recognized in the Consolidated Income Statement) and any change in the effect of the asset ceiling are recognized immediately in Other comprehensive income/(loss). These re-measurement components are not reclassified to the Consolidated Income Statement in a subsequent period.

Past service costs arising from plan amendments and curtailments and gains and losses on the settlement of a plan are recognized immediately in the Consolidated Income Statement.
Other long term employee benefits
The Group’s obligations represent the present value of future benefits that employees have earned in return for their service. Re-measurement components on other long term employee benefits are recognized in the Consolidated Income Statement in the period in which they arise.

Share-based compensation
Share-based compensation
We have various compensation plans that provide for the granting of share-based compensation to certain employees and directors. Share-based compensation plans are accounted for in accordance with IFRS 2 - Share-based Payment, which requires the recognition of share-based compensation expense based on fair value. Compensation expense for equity-classified awards is measured at the grant date based on the fair value of the award and using the Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of our common stock, interest rates and a correlation coefficient between our common stock and the relevant market index. For those awards with post-vesting contingencies, we apply an adjustment to account for the probability of meeting the contingencies.
Management uses its best estimates incorporating both publicly observable data and discounted cash flow methodologies in the measurement of fair value for liability-classified awards, which are remeasured to fair value at each balance sheet date until the award is settled.
Compensation expense is recognized over the vesting period with an offsetting increase to equity or other liabilities depending on the nature of the award. Share-based compensation expense related to plans with graded vesting are recognized using the graded vesting method. Share-based compensation expense is recognized within Selling, general and other costs within the Consolidated Income Statement.

Revenue recognition
Revenue recognition
Revenue from the sale of vehicles and service parts is recognized if it is probable that the economic benefits associated with a transaction will flow to the Group and the revenue can be reliably measured. Revenue is recognized when the risks and rewards of ownership are transferred to our customers, the sales price is agreed or determinable and collectability is reasonably assured. For vehicles, this generally corresponds to the date when the vehicles are made available to dealers or distributors, or when the vehicles are released to the carrier responsible for transporting vehicles to dealers or distributors. Revenue from the sale of vehicles, which subsequent to the sale become subject to the issuance of a residual value guarantee to an independent financing provider, is recognized consistent with the timing noted above, provided that significant risks related to the vehicle have been transferred to our customers. At that same time, a provision is made for the estimated residual value risk. Revenues are recognized net of discounts, including but not limited to, sales incentives and customer bonuses. The estimated costs of sales incentive programs include incentives offered to dealers and retail customers, and granting of retail financing at a significant discount to market interest rates. These costs are recognized at the time of the sale of the vehicle.
New vehicle sales with a buy-back commitment, or through the Guarantee Depreciation Program (“GDP”) under which the Group guarantees the residual value, or otherwise assumes responsibility for the minimum resale value of the vehicle, are not recognized at the time of delivery but are accounted for similar to an operating lease. Rental income is recognized over the contractual term of the lease on a straight-line basis. At the end of the lease term, the Group recognizes revenue for the portion of the vehicle sales price which had not been previously recognized as rental income and recognizes the remainder of the cost of the vehicle within Cost of revenues.
Revenue from services contracts, separately-priced extended warranty and from construction contracts is recognized over the contract period in proportion to the costs expected to be incurred based on historical information. A loss on these contracts is recognized if the sum of the expected costs for services under the contract exceeds unearned revenue.

Cost of revenues
Cost of revenues
Cost of revenues comprises expenses incurred in the manufacturing and distribution of vehicles and parts, of which the cost of materials and components are the most significant. The remaining costs primarily include labor costs, consisting of direct and indirect wages, depreciation of property, plant and equipment and amortization of other intangible assets relating to production and transportation costs. In addition, expenses which are directly attributable to the financial services companies, including interest expense related to their financing as a whole and provisions for risks and write-downs of assets, are recorded within Cost of revenues (€53 million, €77 million and €115 million for the years ended December 31, 2017, 2016 and 2015, respectively). Cost of revenues also included €397 million, €384 million and €432 million related to the decrease in value for assets sold with buy-back commitments for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, estimated costs related to product warranty and recall campaigns are recorded within Cost of revenues (refer to the section —Use of Estimates below for further information).

Government grants
Government Grants
Government grants are recognized in the Consolidated Financial Statements when there is reasonable assurance of the Group's compliance with the conditions for receiving such grants and that the grants will be received. Government grants are recognized as income over the periods necessary to match them with the related costs which they are intended to offset.
The benefit of a government loan at a below-market rate of interest is treated as a government grant. The benefit of the below-market rate of interest is measured as the difference between the initial carrying amount of the loan (fair value plus transaction costs) and the proceeds received, and it is accounted for in accordance with the policies used for the recognition of government grants.

Taxes
Taxes
Income taxes include all taxes based on the taxable profits of the Group. Current and deferred taxes are recognized as a benefit or expense and are included in the Consolidated Income Statement for the period, except tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in Other comprehensive income/(loss) or directly in Equity, or (ii) a business combination.
Deferred taxes are accounted for under the full liability method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.
Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to the period when the asset is realized or liability is settled.
The Group recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits, except when it is able to control the timing of the reversal of the temporary difference, and it is probable that this temporary difference will not reverse in the foreseeable future. The Group recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets relating to the carry-forward of unused tax losses and tax credits as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized. The Group monitors unrecognized deferred tax assets at each reporting date and recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Current income taxes and deferred taxes are offset when they relate to the same taxation authority and there is a legally enforceable right of offset. Other taxes not based on income, such as property taxes and capital taxes, are included within Selling, general and other costs.

Fair Value Measurement
Fair Value Measurement
Fair value for measurement and disclosure purposes is determined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using a valuation technique. Fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability; or

•	in the absence of a principal market, in the most advantageous market for the asset or liability.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. In estimating fair value, we use market-observable data to the extent it is available. When market-observable data is not available, we use valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
IFRS 13 - Fair Value Measurement establishes a hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.
Levels used in the hierarchy are as follows:

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Level 1 inputs include quoted prices (unadjusted) in active markets for identical assets and liabilities that the Group can access at the measurement date. Level 1 primarily consists of financial instruments such as cash and cash equivalents and certain available-for-sale and held-for-trading securities.

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Level 2 inputs include those which are directly or indirectly observable as of the measurement date. Level 2 instruments include commercial paper and non-exchange-traded derivatives such as over-the-counter currency and commodity forwards, swaps and option contracts, which are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for similar instruments in active markets, quoted prices for identical or similar inputs not in active markets, and observable inputs.

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Level 3 inputs are unobservable from objective sources in the market and reflect management judgment about the assumptions market participants would use in pricing the instruments. Instruments in this category include non-exchange-traded derivatives such as over-the-counter commodity option and swap contracts.

Use of estimates
Use of Estimates
The Consolidated Financial Statements are prepared in accordance with IFRS which require the use of estimates, judgments and assumptions that affect the carrying amount of assets and liabilities, the disclosure of contingent assets and liabilities and the amounts of income and expenses recognized. The estimates and associated assumptions are based on elements that are known when the financial statements are prepared, on historical experience and on any other factors that are considered to be relevant.
The estimates and underlying assumptions, which are based on management's best judgment, are reviewed by the Group periodically and when circumstances require. Actual results could differ from the estimates, which would require adjustment accordingly. The effects of any changes in estimates are recognized in the Consolidated Income Statement in the period in which the adjustment is made, or in future periods.
The items requiring estimates for which there is a risk that a material difference may arise in respect of the carrying amounts of assets and liabilities in the future are discussed below.
Employee Benefits
The Group provides post-employment benefits for certain of its active employees and retirees, which vary according to the legal, fiscal and economic conditions of each country in which the Group operates and may change periodically. The plans are classified by the Group on the basis of the type of benefit provided as follows: pension benefits, health care and life insurance plans, and other post-employment benefits.
Group companies provide certain post-employment benefits, such as pension or health care benefits, to their employees under defined contribution plans whereby the Group pays contributions to public or private plans on a legally mandatory, contractual, or voluntary basis. The Group recognizes the cost for defined contribution plans as incurred and classifies this by function within Cost of revenues, Selling, general and other costs and Research and development costs in the Consolidated Income Statement.
Pension plans
The Group sponsors both non-contributory and contributory defined benefit pension plans primarily in the U.S. and Canada. The majority of the plans are funded plans. The non-contributory pension plans cover certain hourly and salaried employees and the benefits are based on a fixed rate for each year of service. Additionally, contributory benefits are provided to certain salaried employees under the salaried employees’ retirement plans. In the United Kingdom, the Group participates, amongst others, in a pension plan financed by various entities belonging to the Group, called the “Fiat Group Pension Scheme” covering mainly deferred and retired employees.
The Group’s defined benefit pension plans are accounted for on an actuarial basis, which requires the use of estimates and assumptions to determine the net liability or net asset. The Group estimates the present value of the projected future payments to all participants taking into consideration parameters of a financial nature such as discount rates, the rates of salary increases and the likelihood of potential future events estimated by using demographic assumptions, which may have an effect on the amount and timing of future payments, such as mortality, dismissal and retirement rates, which are developed to reflect actual and projected plan experience. Mortality rates are developed using our plan-specific populations, recent mortality information published by recognized experts in this field, primarily the U.S. Society of Actuaries and the Canadian Institute of Actuaries, and other data where appropriate to reflect actual and projected plan experience. The expected amount and timing of contributions is based on an assessment of minimum funding requirements. From time to time contributions are made beyond those that are legally required.
Plan obligations and costs are based on existing retirement plan provisions. Assumptions regarding any potential future changes to benefit provisions beyond those to which the Group is presently committed are not made. Significant differences in actual experience or significant changes in the following key assumption may affect the pension obligations and pension expense:

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Discount rates. Our discount rates are based on yields of high-quality (AA-rated) fixed income investments for which the timing and amounts of maturities match the timing and amounts of the projected benefit payments.

The effects of actual results differing from assumptions and of amended assumptions are included in Other comprehensive income/(loss). The weighted average discount rates used to determine the defined benefit obligation for the defined benefit plans were 3.7 percent and 4.3 percent at December 31, 2017 and 2016, respectively.
At December 31, 2017, the effect on the defined benefit obligation of the indicated decrease or increase in the discount rate holding all other assumptions constant was as follows:

Effect on pension benefit obligation
( € million)
10 basis point decrease in discount rate	306
10 basis point increase in discount rate	(299)

Refer to Note 19, Employee benefits liabilities, for additional information on the Group’s pension plans.
Other post-employment benefits
The Group provides health care, legal, severance, indemnity life insurance benefits and other postretirement benefits to certain hourly and salaried employees. Upon retirement, these employees may become eligible for continuation of certain benefits. Benefits and eligibility rules may be modified periodically.
These other post-retirement employee benefits (“OPEB”) are accounted for on an actuarial basis, which requires the selection of various assumptions. The estimation of the Group’s obligations, costs and liabilities associated with OPEB requires the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events estimated by using demographic assumptions, which may have an effect on the amount and timing of future payments, such as mortality, dismissal and retirement rates, which are developed to reflect actual and projected plan experience, as well as legal requirements for retirement in respective countries. Mortality rates are developed using our plan-specific populations, recent mortality information published by recognized experts in this field and other data where appropriate to reflect actual and projected plan experience.
Plan obligations and costs are based on existing plan provisions. Assumptions regarding any potential future changes to benefit provisions beyond those to which the Group is presently committed are not made.
Significant differences in actual experience or significant changes in the following key assumptions may affect the OPEB obligation and expense:

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Discount rates. Our discount rates are based on yields of high-quality (AA-rated) fixed income investments for which the timing and amounts of maturities match the timing and amounts of the projected benefit payments.

•	Health care cost trends. The Group’s health care cost trend assumptions are developed based on historical cost data, the near-term outlook, and an assessment of likely long-term trends.
At December 31, 2017, the effect of the indicated decreases or increases in the key assumptions affecting the health care, life insurance plans and Italian severance indemnity (trattamento di fine rapporto or “TFR”), holding all other assumptions constant, is shown below:

	Effect on health care and life insurance benefit obligation	Effect on the TFR benefit obligation
	(€ million)
10 basis point / (100 basis point for TFR) decrease in discount rate	30	54
10 basis point / (100 basis point for TFR) increase in discount rate	(30)	(47)
100 basis point decrease in health care cost trend rate	(45)	—
100 basis point increase in health care cost trend rate	54	—

Refer to Note 19, Employee benefits liabilities, for additional information on the Group’s OPEB liabilities.
Recoverability of non-current assets with definite useful lives
Non-current assets with definite useful lives include property, plant and equipment, intangible assets and assets held for sale. Intangible assets with definite useful lives mainly consist of capitalized development expenditures primarily related to the NAFTA and EMEA segments. The Group periodically reviews the carrying amount of non-current assets with definite useful lives when events or circumstances indicate that an asset may be impaired. The recoverability of non-current assets with definite useful lives is based on the estimated future cash flows, using the Group’s current business plan, of the cash generating units to which the assets relate. The global automotive industry is experiencing significant change as a result of evolving regulatory requirements for fuel efficiency, greenhouse gas emissions and other tailpipe emissions and emerging technology changes, such as autonomous driving. Our business plan could change in response to these evolving requirements and emerging technologies, which may result in changes to our estimated future cash flows and could affect the recoverability of our non-current assets with definite useful lives. Any change in recoverability would be accounted for at the time such change to the business plan occurs.
For the years ended December, 31, 2017, 2016 and 2015, the impairment tests performed compared the carrying amount of the assets included in the respective CGUs to their value in use and was determined using a discounted cash flow methodology. The value in use of the CGUs, which was based primarily on unobservable inputs, was determined using pre-tax estimated future cash flows attributable to the CGUs that were discounted using a pre-tax discount rate reflecting current market assessments of the time value of money and the risks specific to the CGUs.
During the year ended December 31, 2017, impairment losses totaling €229 million were recognized. The most significant components of this impairment loss were in EMEA, related to changes in the global product portfolio, and in LATAM, related to product portfolio changes. It was determined that the carrying amount of the CGUs exceeded their value in use and accordingly an impairment charge of €142 million was recognized in EMEA and €56 million in LATAM. In addition, during the second quarter of 2017, due to the continued deterioration of the economic conditions in Venezuela, an impairment test, which compared the carrying amount of certain of FCA Venezuela's assets to their fair value using a market approach, resulted in impairment losses of €21 million.
During the year ended December 31, 2016, impairment losses totaling €195 million were recognized. The most significant component of this impairment loss related to the impairment of capitalized development expenditures for the locally produced Fiat Viaggio and Ottimo vehicles as a result of the Group's capacity realignment to SUV production in China. It was determined that the carrying amount of the CGUs exceeded the capitalized development expenditures' value in use which resulted in an impairment charge of €90 million. In addition, due to the continued deterioration of the economic conditions in Venezuela, an impairment test which compared the carrying amount of certain of FCA Venezuela's assets to their fair value using a market approach, resulted in an impairment charge of €43 million.
During the year ended December 31, 2015, impairment losses totaling €713 million were recognized. The most significant component of this impairment loss related to the decision taken by the Group during the fourth quarter of 2015 to realign a portion of its manufacturing capacity in the NAFTA region, as part of the plan to improve NAFTA margins and to better meet market demand for Ram pickup trucks and Jeep vehicles within the Group's existing plant infrastructure. The approval of this plan was deemed to be an indicator of impairment for certain of our vehicle platform CGUs due to the significant changes to the extent to which the assets are expected to be used. It was determined that the carrying amount of the CGUs exceeded their value in use and an impairment charge of €598 million was recorded for the year ended December 31, 2015, of which €422 million related to tangible asset impairments and €176 million related to the impairment of capitalized development expenditures.
Recoverability of Goodwill and Intangible assets with indefinite useful lives
In accordance with IAS 36 - Impairment of Assets, goodwill and intangible assets with indefinite useful lives are not amortized and are tested for impairment annually or more frequently if facts or circumstances indicate that the asset may be impaired.
Goodwill and intangible assets with indefinite useful lives are allocated to operating segments or to CGUs within the operating segments. The impairment test is performed by comparing the carrying amount (which mainly comprises property, plant and equipment, goodwill, brands and capitalized development expenditures) and the recoverable amount of each CGU or group of CGUs to which Goodwill has been allocated. The recoverable amount of a CGU is the higher of its fair value less costs of disposal and its value in use. The balance of Goodwill and intangible assets with indefinite useful lives recognized by the Group primarily relates to the acquisition of FCA US. Goodwill has been allocated to the NAFTA, EMEA, APAC and LATAM operating segments.
The assumptions used in the impairment test represent management’s best estimate for the period under consideration. The estimate of the recoverable amount, for purposes of performing the annual impairment test for each of the operating segments, was determined using fair value less costs of disposal for the year ended December 31, 2017 and was based on the following assumptions:

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The expected future cash flows covering the period from 2018 through 2022. These expected cash flows reflect the current expectations regarding economic conditions and market trends as well as the Group’s initiatives for the period 2018 to 2022. These cash flows relate to the respective CGUs in their condition when preparing the financial statements and exclude the estimated cash flows that might arise from restructuring plans or other structural changes. Volumes and sales mix used for estimating the future cash flow are based on assumptions that are considered reasonable and sustainable and represent the best estimate of expected conditions regarding market trends and segment, brand and model share for the respective operating segment over the period considered. With regards to the LATAM operating segment, expected future cash flows also include the extension of tax benefits and other government grants to the extent such events are considered probable.

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The expected future cash flows include a normalized terminal period to estimate the future result beyond the time period explicitly considered which incorporates a long-term growth rate assumption of 2 percent.

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Post-tax cash flows have been discounted using a post-tax discount rate which reflects the current market assessment of the time value of money for the period being considered and the risks specific to the operating segment and cash flows under consideration. The Weighted Average Cost of Capital (“WACC”) ranged from approximately 12.3 percent to approximately 18.6 percent. The WACC was calculated using the Capital Asset Pricing Model technique.

The value estimated as described above was determined to be in excess of the book value of the net capital employed for each operating segment to which Goodwill has been allocated. As such, no impairment charges were recognized for Goodwill and Intangible assets with indefinite useful lives for the year ended December 31, 2017.
There were no impairment charges resulting from the impairment tests performed for the years ended December 31, 2016 and 2015.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. The recoverability of deferred tax assets is dependent on the Group’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Group considers future taxable income arising on the most recent budgets and plans, prepared by using the same criteria described for testing the impairment of assets and goodwill. Moreover, the Group estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these assets could be recovered.
The estimates and assumptions are subject to uncertainty especially as it relates to future performance in Latin America and the Eurozone. Therefore changes in current estimates due to unanticipated events could have a significant impact on our Consolidated Financial Statements.
Sales incentives
The Group records the estimated cost of sales incentive programs offered to dealers and consumers as a reduction to revenue at the time of sale to the dealer. This estimated cost represents the incentive programs offered to dealers and consumers, as well as the expected modifications to these programs in order to facilitate sales of the dealer inventory. Subsequent adjustments to sales incentive programs related to vehicles previously sold to dealers are recognized as an adjustment to Net revenues in the period the adjustment is determinable.
The Group uses price discounts to adjust vehicle pricing in response to a number of market and product factors, including pricing actions and incentives offered by competitors, economic conditions, the amount of excess industry production capacity, the intensity of market competition, consumer demand for the product and the desire to support promotional campaigns. The Group may offer a variety of sales incentive programs at any given point in time, including cash offers to dealers and consumers and subvention programs offered to customers, or lease subsidies, which reduce the retail customer’s monthly lease payment or cash due at the inception of the financing arrangement, or both. Sales incentive programs are generally brand, model and region specific for a defined period of time.
Multiple factors are used in estimating the future incentive expense by vehicle line including the current incentive programs in the market, planned promotional programs and the normal incentive escalation incurred as the model year ages. The estimated incentive rates are reviewed monthly and changes to planned rates are adjusted accordingly, thus impacting revenues. As there are a multitude of inputs affecting the calculation of the estimate for sales incentives, an increase or decrease of any of these variables could have a significant effect on Net revenues.
Product warranties, recall campaigns and product liabilities
The Group establishes reserves for product warranties at the time the sale is recognized. The Group issues various types of product warranties under which the performance of products delivered is generally guaranteed for a certain period or term. The accrual for product warranties includes the expected costs of warranty obligations imposed by law or contract, as well as the expected costs for policy coverage, recall actions and buyback commitments. The estimated future costs of these actions are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line, as well as historical claims experience for the Group’s vehicles. In addition, the number and magnitude of additional service actions expected to be approved and policies related to additional service actions are taken into consideration. Due to the uncertainty and potential volatility of these estimated factors, changes in the assumptions used could materially affect the results of operations.
The Group periodically initiates voluntary service and recall actions to address various customer satisfaction as well as safety and emissions issues related to vehicles sold. Included in the reserve is the estimated cost of these service and recall actions. In NAFTA, we accrue estimated costs for recalls at the time of sale, which are based on historical claims experience as well as an additional actuarial analysis that gives greater weight to the more recent calendar year trends in recall campaign activity. In other regions and sectors, however, there generally is not sufficient historical data to support the application of an actuarial-based estimation technique. As a result, estimated recall costs for the other regions and sectors are accrued at the time when they are probable and reasonably estimable, which typically occurs once a specific recall campaign is approved and is announced.
Estimates of the future costs of these actions are inevitably imprecise due to numerous uncertainties, including the enactment of new laws and regulations, the number of vehicles affected by a service or recall action and the nature of the corrective action. It is reasonably possible that the ultimate cost of these service and recall actions may require the Group to make expenditures in excess of (or less than) established reserves over an extended period of time and in a range of amounts that cannot be reasonably estimated. The estimate of warranty and additional service and recall action obligations is periodically reviewed during the year. Experience has shown that initial data for any given model year can be volatile; therefore, our process relies upon long-term historical averages until sufficient data is available. As actual experience becomes available, it is used to modify the historical averages to ensure that the forecast is within the range of likely outcomes. Resulting accruals are then compared with current spending rates to ensure that the balances are adequate to meet expected future obligations.
In addition, the Group makes provisions for estimated product liability costs arising from property damage and personal injuries including wrongful death, and potential exemplary or punitive damages alleged to be the result of product defects. By nature, these costs can be infrequent, difficult to predict and have the potential to vary significantly in amount. The valuation of the reserve is actuarially determined on an annual basis based on, among other factors, the number of vehicles sold and product liability claims incurred. Costs associated with these provisions are recorded in the Consolidated Income Statement and any subsequent adjustments are recorded in the period in which the adjustment is determined.
Litigation
Various legal proceedings, claims and governmental investigations are pending against the Group on a wide range of topics, including vehicle safety, emissions and fuel economy, competition, tax and securities laws, labor, dealer, supplier and other contractual relationships, intellectual property rights, product warranties and environmental matters. Some of these proceedings allege defects in specific component parts or systems (including airbags, seats, seat belts, brakes, ball joints, transmissions, engines and fuel systems) in various vehicle models or allege general design defects relating to vehicle handling and stability, sudden unintended movement or crashworthiness. These proceedings seek recovery for damage to property, personal injuries or wrongful death and in some cases include a claim for exemplary or punitive damages. Adverse decisions in one or more of these proceedings could require the Group to pay substantial damages, or undertake service actions, recall campaigns or other costly actions.
Litigation is subject to many uncertainties, and the outcome of individual matters is not predictable with assurance. Moreover, the cases and claims against the Group are often derived from complex legal issues which are subject to differing degrees of uncertainty, including the facts and circumstances of each particular case, the manner in which the applicable law is likely to be interpreted and applied and the jurisdiction and the different laws involved. An accrual is established in connection with pending or threatened litigation if it is probable there will be an outflow of funds and when the amount can be reasonably estimated. If an outflow of funds becomes probable, but the amount cannot be estimated, the matter is disclosed in the notes to the Consolidated Financial Statements. Since these accruals represent estimates, the resolution of some of these matters could require the Group to make payments in excess of the amounts accrued or may require the Group to make payments in an amount or range of amounts that could not be reasonably estimated.
The Group monitors the status of pending legal procedures and consults with experts on legal and tax matters on a regular basis. As such, the provisions for the Group’s legal proceedings and litigation may vary as a result of future developments in pending matters.

New standards and amendments effective from January 1, 2017
New standards and amendments effective from January 1, 2017
The following new standards and amendments applicable from January 1, 2017 were adopted by the Group:

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Amendments to IAS 12 - Income Taxes that clarify how to account for deferred tax assets related to debt instruments measured at fair value. There was no effect to our Consolidated Financial Statements from the adoption of these amendments.

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Amendments to IAS 7 - Statement of Cash Flows introducing additional disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities. The required disclosures have been included in Note 29, Explanatory notes to the Consolidated Statement of Cash Flows.

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Amendments to IFRS 12 - Disclosure of Interests in Other Entities, included within the Annual Improvements to IFRS Standards 2014–2016 Cycle. There was no effect to our Consolidated Financial Statements from the adoption of these amendments.

New standards, amendments and interpretations not yet effective
New standards, amendments and interpretations not yet effective
The following new standards and amendments were issued by the IASB. We will comply with the relevant guidance no later than their respective effective dates:

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IFRS 15 – Revenue from contracts with customers (“IFRS 15”), which was issued by the IASB in May 2014 and amended in September 2015 and has an effective date from January 1, 2018, the Group will adopt the provisions of IFRS 15 and all its amendments using the modified retrospective method with a cumulative adjustment to equity as of January 1, 2018. The standard requires a company to recognize revenue upon transfer of control of goods or services to a customer at an amount that reflects the consideration it expects to receive using a five-step process. The new standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. The majority of our revenue will continue to be recognized in a manner consistent with accounting guidance in prior years with the exception of certain GDP vehicles as well as shipping and handling activities that occur after control of the vehicle passes to the customer. Under the new standard, a GDP vehicle sale that contains no option to repurchase or includes a put option for which the customer does not have a significant economic incentive to exercise will be recognized as revenue when control transfers upon shipment of the vehicles, rather than treated as an operating lease in accordance with prior guidance. Shipping and handling activities, when arranged by FCA after control of the vehicle passes to the customer, will be a separate performance obligation in the vehicle sale arrangement  for which control passes when the shipping activities are complete. Under current guidance, these activities are not considered a separately identifiable component from the vehicle. The total impact of the cumulative adjustment to equity as of January 1, 2018 is expected to be less than €50 million, and the impact to the Group’s Net profit is expected to be immaterial on an ongoing basis.

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In July 2014, the IASB issued IFRS 9 - Financial Instruments (“IFRS 9”). The standard is effective for financial years beginning on January 1, 2018. IFRS 9 introduces improvements in the accounting requirements for classification and measurement of financial assets, for impairment of financial assets and for hedge accounting. The Group will apply practical expedients permitted by the standard and not restate prior periods. For hedge accounting, the Group will apply the standard prospectively.

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Financial assets will be classified and measured on the basis of the Group’s business model and characteristics of the financial asset’s cash flows. A financial asset is initially measured either at “amortized cost”, at “fair value through other comprehensive income” or at “fair value through profit or loss”. At the date of initial application of IFRS 9, except for certain receivables managed solely with the intent to be transferred to third parties before maturity that are measured at fair value through profit or loss and certain investments in other companies designated as measured at fair value through other comprehensive income, the measurement of the Group’s financial assets under IFRS 9 has not changed compared to IAS 39. The classification of financial liabilities under IFRS 9 is unchanged compared with the current accounting requirements of IAS 39.

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The new impairment model requires the recognition of impairment provisions based on expected credit losses rather than only incurred losses as is the case under IAS 39. The expected credit losses will be recorded either on a 12-month or lifetime basis. The Group will apply the simplified approach and record lifetime expected losses on trade and other receivables. For receivables from financing activities the Group will apply the general approach recording the credit losses either on a 12-month or lifetime basis.

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The new hedge accounting rules will align the accounting for hedge instruments more closely with the Group’s risk management practices. Generally, under IFRS 9 more hedge relationships will be eligible for hedge accounting, as the standard introduces a more principles-based approach. The Group has undertaken an assessment of its IAS 39 hedge relationships against the requirements of IFRS 9 and has concluded that the Group’s current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9. The new standard also introduces expanded disclosure requirements and changes in presentation.

Overall, the total impact of the cumulative adjustment to equity as of January 1, 2018 and the impact to the Group’s net profit is expected to be immaterial.

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In January 2016, the IASB issued IFRS 16 - Leases (“IFRS 16”) which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract and replaces the previous leases standard, IAS 17 - Leases. IFRS 16, which is not applicable to service contracts, but only applicable to leases or lease components of a contract, defines a lease as a contract that conveys to the customer (lessee) the right to use an asset for a period of time in exchange for consideration. IFRS 16 eliminates the classification of leases for the lessee as either operating leases or finance leases as required by IAS 17 and instead, introduces a single lessee accounting model whereby a lessee is required to recognize assets and liabilities for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and to recognize depreciation of lease assets separately from interest on lease liabilities in the income statement. As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, a lessor will continue to classify its leases as operating leases or finance leases and to account for those two types of leases differently. IFRS 16 is effective from January 1, 2019 and we are continuing with our implementation and assessment of the impact of the adoption of this standard on our Consolidated Financial Statements.

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In June 2016, the IASB issued amendments to IFRS 2 - Share-based Payments, clarifying how to account for certain types of share-based payment transactions. The amendments, which were developed through IFRIC, provide requirements on the accounting for (i) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, (ii) share-based payment transactions with a net settlement feature for withholding tax obligations and (iii) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The Company will adopt these amendments prospectively from January 1, 2018. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

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In September 2016, the IASB issued “Applying IFRS 9, Financial Instruments with IFRS 4, Insurance Contracts” (Amendments to IFRS 4). The amendments provide two options for entities that issue insurance contracts within the scope of IFRS 4: (i) an option that permits entities to reclassify, from profit or loss to other comprehensive income, some of the income or expenses arising from designated financial assets (the “overlay approach”) and (ii) an optional temporary exemption from applying IFRS 9 for entities whose predominant activity is issuing contracts within the scope of IFRS 4 (the “deferral approach”). We have completed our evaluation and concluded that there is no impact from these amendments on our Consolidated Financial Statements.

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In December 2016, the IASB issued Annual Improvements to IFRS Standards 2014–2016 Cycle which included amendments to IAS 28 - Investments in Associates and Joint Ventures (effective January 1, 2018). The amendments clarify, correct or remove redundant wording in the related standard and are not expected to have a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.

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In December 2016, the IASB issued IFRIC Interpretation 22 - Foreign Currency Transactions and Advance Consideration which addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency. The interpretation is effective January 1, 2018. We do not expect a material impact to our Consolidated Financial Statements upon adoption of the interpretation.

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In May 2017, the IASB issued IFRS 17 - Insurance Contracts (“IFRS 17”), which replaces IFRS 4 Insurance Contracts. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner and insurance obligations to be accounted for using current values, instead of historical cost. The new standard requires current measurement of the future cash flows and the recognition of profit over the period that services are provided under the contract. IFRS 17 also requires entities to present insurance service results (including presentation of insurance revenue) separately from insurance finance income or expenses, and requires an entity to make an accounting policy choice of whether to recognize all insurance finance income or expenses in profit or loss or to recognize some of those income or expenses in other comprehensive income. The standard is effective for annual periods beginning on or after January 1, 2021 with earlier adoption permitted. We are currently evaluating the impact of adoption on our Consolidated Financial Statements.

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In June 2017, the IASB issued IFRIC Interpretation 23 - Uncertainty over Income Tax Treatment, (the “Interpretation”), which clarifies application of recognition and measurement requirements in IAS 12 - Income Taxes when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: (i) whether an entity considers uncertain tax treatments separately, (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities, (iii) how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and (iv) how an entity considers changes in facts and circumstances. The Interpretation does not add any new disclosure requirements, however it highlights the existing requirements in IAS 1 - Presentation of Financial Statements, related to disclosure of judgments, information about the assumptions made and other estimates and disclosures of tax-related contingencies within IAS 12 - Income Taxes. The Interpretation is applicable for annual reporting periods beginning on or after January 1, 2019 and it provides a choice of two transition approaches: (i) retrospective application using IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors, only if the application is possible without the use of hindsight, or (ii) retrospective application with the cumulative effect of the initial application recognized as an adjustment to equity on the date of initial application and without restatement of the comparative information. The date of initial application is the beginning of the annual reporting period in which an entity first applies this Interpretation. We are currently evaluating the implementation and the impact of adoption of the interpretation on our Consolidated Financial Statements.

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In October 2017, the IASB issued Prepayment Features with Negative Compensation (Amendments to IFRS 9), allowing companies to measure particular prepayable financial assets with so-called negative compensation at amortized cost or at fair value through other comprehensive income if a specified condition is met, instead of at fair value through profit or loss, effective January 1, 2019. We are currently evaluating the impact of adoption on our Consolidated Financial Statements.

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In October 2017, the IASB issued Long-term interests in associates and joint ventures (Amendments to IAS 28), which clarifies that companies account for long-term interests in an associate or joint venture, to which the equity method is not applied, using IFRS 9, effective January 1, 2019. We are currently evaluating the impact of adoption on our Consolidated Financial Statements.

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In December 2017, the IASB issued the Annual Improvements to IFRSs 2015-2017, a series of amendments to IFRSs in response to issues raised mainly on IFRS 3 - Business Combinations, which clarifies that a company remeasure its previously held interest in a joint operation when it obtains control of the business, on IFRS 11 - Joint Arrangements, a company does not remeasure its previously held interest in a joint operation when it obtains joint control of the business, on IAS 12 - Income Taxes, which clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognized in profit or loss, regardless of how the tax arises, and on IAS 23 - Borrowing Costs, which clarifies that a company treats as part of general borrowing any borrowing originally made to develop an asset when the asset is ready for its intended use or sale. The effective date of the amendments is January 1, 2019. We are currently evaluating the impact of adoption on our Consolidated Financial Statements.

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In February 2018, the IASB issued Plan Amendment, Curtailment or Settlement (Amendments to IAS 19) which specifies how companies determine pension expenses when changes to a defined benefit pension plan occur. IAS 19 Employee Benefits specifies how a company accounts for a defined benefit plan. When a change to a plan-an amendment, curtailment or settlement-takes place, IAS 19 requires a company to remeasure its net defined benefit liability or asset. The amendments require a company to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. The amendments are effective on or after 1 January 2019. We are currently evaluating the impact of adoption on our Consolidated Financial Statements.